UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2006
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/22/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  75
                                                 --------------------

Form 13F Information Table Value Total:                $204,564
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                           FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4422    54745 SH       SOLE                    54745
Abbott Labs                    COM              002824100     4143    95000 SH       SOLE                    95000
Advance Auto Parts             COM              00751Y106     4237   146600 SH       SOLE                   146600
Affiliated Computer            COM              008190100     5206   100875 SH       SOLE                   100875
Ambac Financial                COM              023139108     1014    12500 SH       SOLE                    12500
American Intl. Group           COM              026874107     5931   100441 SH       SOLE                   100441
Amgen Inc                      COM              031162100      326     5000 SH       SOLE                     5000
BJS Wholesale Club             COM              05548j106     1077    38000 SH       SOLE                    38000
BP p.l.c                       COM              055622104     4850    69675 SH       SOLE                    69675
Bank of America Corp           COM              060505104     1764    36666 SH       SOLE                    36666
Bear Stearns Co.               COM              073902108      350     2500 SH       SOLE                     2500
Bed Bath & Beyond              COM              075896100     5010   151040 SH       SOLE                   151040
Biomet, Inc.                   COM              090613100     5253   167880 SH       SOLE                   167880
Brunswick Corp                 COM              117043109      864    26000 SH       SOLE                    26000
Caremark RX                    COM              141705103      249     5000 SH       SOLE                     5000
ChevronTexaco Corp             COM              166764100     5148    82958 SH       SOLE                    82958
Cisco Systems Inc              COM              17275r102      362    18528 SH       SOLE                    18528
Citigroup                      COM              172967101     3913    81095 SH       SOLE                    81095
Consolidated Edison            COM              209115104      595    13400 SH       SOLE                    13400
Diagnostic Products            COM              252450101     2687    46200 SH       SOLE                    46200
Dover Corp.                    COM              260003108     5087   102920 SH       SOLE                   102920
ENSCO Intl                     COM              26874Q100     4475    97250 SH       SOLE                    97250
Everest RE Group               COM              g3223r108      299     3450 SH       SOLE                     3450
First Data Corp                COM              319963104     5662   125708 SH       SOLE                   125708
Fisher Scientific              COM              338032204     1461    20000 SH       SOLE                    20000
Gannett                        COM              364730101     1826    32650 SH       SOLE                    32650
Gap                            COM              364760108     1392    80000 SH       SOLE                    80000
General Electric               COM              369604103     1135    34446 SH       SOLE                    34446
Harley-Davidson                COM              412822108      252     4600 SH       SOLE                     4600
Health Management              COM              421933102     3552   180200 SH       SOLE                   180200
Hilb, Rogal & Hobbs            COM              431294107     3714    99640 SH       SOLE                    99640
Home Depot                     COM              437076102     1916    53525 SH       SOLE                    53525
Ingersoll-Rand                 COM              g4776g101     1657    38740 SH       SOLE                    38740
Int'l Business Mach.           COM              459200101     4928    64155 SH       SOLE                    64155
Intel Corp.                    COM              458140100      307    16175 SH       SOLE                    16175
J.P. Morgan Chase              COM              46625H100     5646   134417 SH       SOLE                   134417
Johnson & Johnson              COM              478160104     5211    86974 SH       SOLE                    86974
Kenneth Cole                   COM              193294105      221     9900 SH       SOLE                     9900
L-3 Communications             COM              502424104     5189    68800 SH       SOLE                    68800
Lexmark International          COM              529771107      279     5000 SH       SOLE                     5000
Lowe's Companies               COM              548661107     9065   149410 SH       SOLE                   149410
MBIA, Inc.                     COM              55262C100     9167   156575 SH       SOLE                   156575
MGIC Investment Corp           COM              552848103     1072    16500 SH       SOLE                    16500
Men's Wearhouse                COM              587118100      485    16000 SH       SOLE                    16000
Merrill Lynch Inc.             COM              590188108     6873    98810 SH       SOLE                    98810
Microsoft                      COM              594918104     4182   179480 SH       SOLE                   179480
Newmont Mining                 COM              651639106      847    16000 SH       SOLE                    16000
Nokia Corp                     COM              654902204      269    13275 SH       SOLE                    13275
PMI Group                      COM              69344M101     6558   147100 SH       SOLE                   147100
Pepsico Inc.                   COM              713448108     4927    82063 SH       SOLE                    82063
Radian Group                   COM              750236101      451     7300 SH       SOLE                     7300
Royal Dutch Shell              COM              780257804      297     4435 SH       SOLE                     4435
Ruby Tuesday, Inc.             COM              781182100     4344   177950 SH       SOLE                   177950
Sensient Tech.                 COM              81725t100     2561   122455 SH       SOLE                   122455
Southwest Airlines             COM              844741108     1645   100550 SH       SOLE                   100550
Stryker Corp                   COM              863667101      434    10300 SH       SOLE                    10300
Symantec                       COM              871503108     2193   141140 SH       SOLE                   141140
TJX Companies Inc              COM              872540109      229    10000 SH       SOLE                    10000
Take Two Interactive           COM              874054109      441    40800 SH       SOLE                    40800
Tidewater Inc                  COM              886423102      371     7545 SH       SOLE                     7545
Time Warner                    COM              887317105      778    45000 SH       SOLE                    45000
Transatlantic Holdings         COM              893521104     5582    99850 SH       SOLE                    99850
Tyco Intl Ltd                  COM              902124106     4166   151489 SH       SOLE                   151489
United Health Group            COM              91324P102     4804   107275 SH       SOLE                   107275
United Parcel Service          COM              911312106      535     6500 SH       SOLE                     6500
Wal-Mart Stores                COM              931142103     5335   110750 SH       SOLE                   110750
Walt Disney Co.                COM              254687106      685    22835 SH       SOLE                    22835
Wells Fargo                    COM              949746101      589     8786 SH       SOLE                     8786
Werner Industries              COM              950755108     1226    60500 SH       SOLE                    60500
Zimmer Holdings                COM              98956P102     5204    91750 SH       SOLE                    91750
Franklin Inc Fund B            COM              353496755       27 11013.216SH       SOLE                11013.216
Colonial Properties            COM              195872106      747    15130 SH       SOLE                    15130
First Industrial Realty        COM              32054K103     3358    88500 SH       SOLE                    88500
Lexington Realty Tr            COM              529043101     3055   141450 SH       SOLE                   141450
Mack-Cali Realty Corp          COM              554489104      448     9750 SH       SOLE                     9750
